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[ING FUNDS LOGO]

May 3, 2005

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: ING Corporate Leaders Trust Fund
    (File Nos. 2-10694; 811-0091)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act") this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 47 to ING Corporate Leaders Trust Fund (the "Fund") that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 47 to the Fund's Registration Statement on Form N-1A.

Please contact Kim Palmer at (480) 477-2674 or the undersigned at (480) 477-2648 if you have any questions or comments.

Sincerely,

/s/Ernest J. C'DeBaca
----------------------

Ernest J. C'DeBaca
Counsel
ING U.S. Legal Services